LOANS AND ALLOWANCE FOR LOAN LOSSES (Details ) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)		Dec. 31, 2014 EUR (€)	Dec. 31, 2016 USD ($)
Loans: Concentration Of Credit Risk
Loans, net of unearned income		€ 49,800	€ 52,219	[1]		$ 54,254
Less: Allowance for loan losses		(10,401)	(11,298)	[1]		(11,331)
Net Loans		39,399	40,921	[1]		$ 42,923
Allowance for loan Losses
Balance at beginning of year		11,298	8,247		€ 6,652
Provision for loan losses		551	3,218		1,767
Write-offs		(1,447)	(179)		(133)
Recoveries		5	8		9
Net write-offs		(1,442)	(171)		(124)
Sale of impaired loans		(1)	0		(25)
Translation differences		(5)	4		(23)
Allowance at end of year		10,401	11,298		8,247
Total Exposure To Hellenic Republic
Total Loans to Hellenic Republic		4,512	4,651
Total Loans to public sector entities		503	597
Total Corporate and Small Business loans		455	557
Total Mortgage loans		937	1,072
Total loans		6,407	6,877
Total Other assets		625	581
Total Loans Exposure to Hellenic Republic		7,032	7,458
Allowance for loan losses to Hellenic Republic		0	0
Allowance for loan losses to public sector entities		(86)	(108)
Allowance for Corporate and Small Business loan losses		0	0
Allowance for Mortgage loan losses		0	0
Allowance for Total loan losses		(86)	(108)
Allowance For Other Assets Losses		0	(60)
Total Allowance for loan losses Exposure to Hellenic Republic		(86)	(168)
Roll Forward Of Impairment Loans
Opening balance as of January 1,		23,756	20,127
Impaired loans in the period		1,528	5,517
Loans transferred to non-impaired status		(446)	(1,132)
Impaired loans paid-off		(745)	(563)
Sale of impaired loans		(6)	(1)
Impaired loans written-off		(1,415)	(178)
Foreign exchange differences		0	(14)
Closing balance as of December 31,		22,672	23,756		20,127
Consumer loans
Allowance for loan Losses
Balance at beginning of year		5,011	4,027		3,445
Provision for loan losses		106	1,031		623
Write-offs		(758)	(53)		(45)
Recoveries		4	5		5
Net write-offs		(754)	(48)		(40)
Sale of impaired loans		0	0		0
Translation differences		(11)	1		(1)
Allowance at end of year		4,352	5,011		4,027
Commercial loans
Allowance for loan Losses
Balance at beginning of year		6,287	4,220		3,207
Provision for loan losses		445	2,187		1,144
Write-offs		(689)	(126)		(88)
Recoveries		1	3		4
Net write-offs		(688)	(123)		(84)
Sale of impaired loans		(1)	0		(25)
Translation differences		6	3		(22)
Allowance at end of year		6,049	6,287		€ 4,220
Greek residents
Loans: Concentration Of Credit Risk
Unearned income		(68)	(80)
Loans, net of unearned income		45,217	47,495
Less: Allowance for loan losses		(9,913)	(10,799)
Net Loans		35,304	36,696
Greek residents | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		1,197	1,715
Ageing of loan portfolio
Loans		1,197	1,715
Greek residents | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		13,774	15,059
Ageing of loan portfolio
Loans		13,774	15,059
Greek residents | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		14,971	16,774
Ageing of loan portfolio
Loans		14,971	16,774
Greek residents | Current loans
Loans: Concentration Of Credit Risk
Loans	[2]	30,314	30,801
Ageing of loan portfolio
Loans	[2]	30,314	30,801
Greek residents | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Greek residents | Total
Loans: Concentration Of Credit Risk
Loans		45,285	47,575
Ageing of loan portfolio
Loans		45,285	47,575
Greek residents | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		150	243
Ageing of loan portfolio
Loans		150	243
Greek residents | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		19,288	19,647
Ageing of loan portfolio
Loans		19,288	19,647
Greek residents | Industry and mining
Loans: Concentration Of Credit Risk
Loans		4,941	5,564
Ageing of loan portfolio
Loans		4,941	5,564
Greek residents | Small scale industry
Loans: Concentration Of Credit Risk
Loans		1,619	1,765
Ageing of loan portfolio
Loans		1,619	1,765
Credit ratings of commercial loans
Commercial Loans		3,651	3,857
Greek residents | Small scale industry | Satisfactory
Credit ratings of commercial loans
Commercial Loans		624	659
Greek residents | Small scale industry | Watchlist
Credit ratings of commercial loans
Commercial Loans		722	837
Greek residents | Small scale industry | Substandard
Credit ratings of commercial loans
Commercial Loans		2,305	2,361
Greek residents | Small scale industry | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		46	46
Ageing of loan portfolio
Loans		46	46
Greek residents | Small scale industry | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		2,288	2,368
Ageing of loan portfolio
Loans		2,288	2,368
Greek residents | Small scale industry | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		2,334	2,414
Ageing of loan portfolio
Loans		2,334	2,414
Greek residents | Small scale industry | Current loans
Loans: Concentration Of Credit Risk
Loans	[2]	1,317	1,443
Ageing of loan portfolio
Loans	[2]	1,317	1,443
Greek residents | Small scale industry | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Greek residents | Small scale industry | Total
Loans: Concentration Of Credit Risk
Loans		3,651	3,857
Ageing of loan portfolio
Loans		3,651	3,857
Greek residents | Small scale industry | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Greek residents | Small scale industry | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		2,582	2,623
Ageing of loan portfolio
Loans		2,582	2,623
Greek residents | Trade
Loans: Concentration Of Credit Risk
Loans		7,367	7,559
Ageing of loan portfolio
Loans		7,367	7,559
Greek residents | Construction
Loans: Concentration Of Credit Risk
Loans		1,028	1,061
Ageing of loan portfolio
Loans		1,028	1,061
Greek residents | Tourism
Loans: Concentration Of Credit Risk
Loans		813	451
Ageing of loan portfolio
Loans		813	451
Greek residents | Shiping and transportation
Loans: Concentration Of Credit Risk
Loans		2,488	2,557
Ageing of loan portfolio
Loans		2,488	2,557
Greek residents | Commercial mortgages
Loans: Concentration Of Credit Risk
Loans		747	759
Ageing of loan portfolio
Loans		747	759
Greek residents | Public sector
Loans: Concentration Of Credit Risk
Loans		5,024	5,218
Ageing of loan portfolio
Loans		5,024	5,218
Greek residents | Other commercial
Loans: Concentration Of Credit Risk
Loans		636	574
Ageing of loan portfolio
Loans		636	574
Credit ratings of commercial loans
Commercial Loans		21,012	21,651
Greek residents | Other commercial | Satisfactory
Credit ratings of commercial loans
Commercial Loans		12,251	12,884
Greek residents | Other commercial | Watchlist
Credit ratings of commercial loans
Commercial Loans		2,520	4,269
Greek residents | Other commercial | Substandard
Credit ratings of commercial loans
Commercial Loans		6,241	4,498
Greek residents | Other commercial | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		567	910
Ageing of loan portfolio
Loans		567	910
Greek residents | Other commercial | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		3,929	4,117
Ageing of loan portfolio
Loans		3,929	4,117
Greek residents | Other commercial | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		4,496	5,027
Ageing of loan portfolio
Loans		4,496	5,027
Greek residents | Other commercial | Current loans
Loans: Concentration Of Credit Risk
Loans	[2]	16,516	16,624
Ageing of loan portfolio
Loans	[2]	16,516	16,624
Greek residents | Other commercial | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Greek residents | Other commercial | Total
Loans: Concentration Of Credit Risk
Loans		21,012	21,651
Ageing of loan portfolio
Loans		21,012	21,651
Greek residents | Other commercial | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		5	34
Ageing of loan portfolio
Loans		5	34
Greek residents | Other commercial | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		5,195	4,951
Ageing of loan portfolio
Loans		5,195	4,951
Greek residents | Total commercial
Loans: Concentration Of Credit Risk
Loans		24,663	25,508
Ageing of loan portfolio
Loans		24,663	25,508
Credit ratings of commercial loans
Commercial Loans		24,663	25,508
Greek residents | Total commercial | Satisfactory
Credit ratings of commercial loans
Commercial Loans		12,875	13,543
Greek residents | Total commercial | Watchlist
Credit ratings of commercial loans
Commercial Loans		3,242	5,106
Greek residents | Total commercial | Substandard
Credit ratings of commercial loans
Commercial Loans		8,546	6,859
Greek residents | Residential mortgages
Loans: Concentration Of Credit Risk
Loans		15,951	16,664
Ageing of loan portfolio
Loans		15,951	16,664
Greek residents | Residential mortgages | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		485	618
Ageing of loan portfolio
Loans		485	618
Greek residents | Residential mortgages | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		5,120	5,444
Ageing of loan portfolio
Loans		5,120	5,444
Greek residents | Residential mortgages | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		5,605	6,062
Ageing of loan portfolio
Loans		5,605	6,062
Greek residents | Residential mortgages | Current loans
Loans: Concentration Of Credit Risk
Loans	[2]	10,346	10,602
Ageing of loan portfolio
Loans	[2]	10,346	10,602
Greek residents | Residential mortgages | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Greek residents | Residential mortgages | Total
Loans: Concentration Of Credit Risk
Loans		15,951	16,664
Ageing of loan portfolio
Loans		15,951	16,664
Greek residents | Residential mortgages | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		92	159
Ageing of loan portfolio
Loans		92	159
Greek residents | Residential mortgages | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		8,358	8,246
Ageing of loan portfolio
Loans		8,358	8,246
Greek residents | Credit card
Loans: Concentration Of Credit Risk
Loans		953	1,244
Ageing of loan portfolio
Loans		953	1,244
Greek residents | Credit card | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		11	20
Ageing of loan portfolio
Loans		11	20
Greek residents | Credit card | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		449	705
Ageing of loan portfolio
Loans		449	705
Greek residents | Credit card | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		460	725
Ageing of loan portfolio
Loans		460	725
Greek residents | Credit card | Current loans
Loans: Concentration Of Credit Risk
Loans	[2]	493	519
Ageing of loan portfolio
Loans	[2]	493	519
Greek residents | Credit card | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Greek residents | Credit card | Total
Loans: Concentration Of Credit Risk
Loans		953	1,244
Ageing of loan portfolio
Loans		953	1,244
Greek residents | Credit card | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		53	50
Ageing of loan portfolio
Loans		53	50
Greek residents | Credit card | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		396	655
Ageing of loan portfolio
Loans		396	655
Greek residents | Auto financing
Loans: Concentration Of Credit Risk
Loans		50	64
Ageing of loan portfolio
Loans		50	64
Greek residents | Other consumer
Loans: Concentration Of Credit Risk
Loans		3,668	4,095
Ageing of loan portfolio
Loans		3,668	4,095
Greek residents | Other consumer | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		88	121
Ageing of loan portfolio
Loans		88	121
Greek residents | Other consumer | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		1,988	2,425
Ageing of loan portfolio
Loans		1,988	2,425
Greek residents | Other consumer | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		2,076	2,546
Ageing of loan portfolio
Loans		2,076	2,546
Greek residents | Other consumer | Current loans
Loans: Concentration Of Credit Risk
Loans	[2]	1,642	1,613
Ageing of loan portfolio
Loans	[2]	1,642	1,613
Greek residents | Other consumer | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Greek residents | Other consumer | Total
Loans: Concentration Of Credit Risk
Loans		3,718	4,159
Ageing of loan portfolio
Loans		3,718	4,159
Greek residents | Other consumer | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Greek residents | Other consumer | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		2,757	3,172
Ageing of loan portfolio
Loans		2,757	3,172
Greek residents | Total consumer
Loans: Concentration Of Credit Risk
Loans		20,622	22,067
Ageing of loan portfolio
Loans		20,622	22,067
Greek residents | Total consumer | Total commercial
Loans: Concentration Of Credit Risk
Loans		45,285	47,575
Ageing of loan portfolio
Loans		45,285	47,575
Foreign
Loans: Concentration Of Credit Risk
Unearned income		(7)	(7)
Loans, net of unearned income		4,583	4,724
Less: Allowance for loan losses		(488)	(499)
Net Loans		4,095	4,225
Foreign | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		151	154
Ageing of loan portfolio
Loans		151	154
Foreign | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		946	929
Ageing of loan portfolio
Loans		946	929
Foreign | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		1,097	1,083
Ageing of loan portfolio
Loans		1,097	1,083
Foreign | Current loans
Loans: Concentration Of Credit Risk
Loans	[2]	3,493	3,648
Ageing of loan portfolio
Loans	[2]	3,493	3,648
Foreign | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Foreign | Total
Loans: Concentration Of Credit Risk
Loans		4,590	4,731
Ageing of loan portfolio
Loans		4,590	4,731
Foreign | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		8	2
Ageing of loan portfolio
Loans		8	2
Foreign | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		1,044	1,102
Ageing of loan portfolio
Loans		1,044	1,102
Foreign | Industry and mining
Loans: Concentration Of Credit Risk
Loans		419	441
Ageing of loan portfolio
Loans		419	441
Foreign | Small scale industry
Loans: Concentration Of Credit Risk
Loans		225	150
Ageing of loan portfolio
Loans		225	150
Credit ratings of commercial loans
Commercial Loans		237	217
Foreign | Small scale industry | Satisfactory
Credit ratings of commercial loans
Commercial Loans		181	153
Foreign | Small scale industry | Watchlist
Credit ratings of commercial loans
Commercial Loans		21	23
Foreign | Small scale industry | Substandard
Credit ratings of commercial loans
Commercial Loans		35	41
Foreign | Small scale industry | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		17	14
Ageing of loan portfolio
Loans		17	14
Foreign | Small scale industry | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		33	39
Ageing of loan portfolio
Loans		33	39
Foreign | Small scale industry | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		50	53
Ageing of loan portfolio
Loans		50	53
Foreign | Small scale industry | Current loans
Loans: Concentration Of Credit Risk
Loans	[2]	187	164
Ageing of loan portfolio
Loans	[2]	187	164
Foreign | Small scale industry | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Foreign | Small scale industry | Total
Loans: Concentration Of Credit Risk
Loans		237	217
Ageing of loan portfolio
Loans		237	217
Foreign | Small scale industry | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Foreign | Small scale industry | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		42	52
Ageing of loan portfolio
Loans		42	52
Foreign | Trade
Loans: Concentration Of Credit Risk
Loans		658	631
Ageing of loan portfolio
Loans		658	631
Foreign | Construction
Loans: Concentration Of Credit Risk
Loans		530	644
Ageing of loan portfolio
Loans		530	644
Foreign | Tourism
Loans: Concentration Of Credit Risk
Loans		68	68
Ageing of loan portfolio
Loans		68	68
Foreign | Shiping and transportation
Loans: Concentration Of Credit Risk
Loans		176	179
Ageing of loan portfolio
Loans		176	179
Foreign | Commercial mortgages
Loans: Concentration Of Credit Risk
Loans		172	176
Ageing of loan portfolio
Loans		172	176
Foreign | Public sector
Loans: Concentration Of Credit Risk
Loans		84	93
Ageing of loan portfolio
Loans		84	93
Foreign | Other commercial
Loans: Concentration Of Credit Risk
Loans		210	296
Ageing of loan portfolio
Loans		210	296
Credit ratings of commercial loans
Commercial Loans		2,305	2,461
Foreign | Other commercial | Satisfactory
Credit ratings of commercial loans
Commercial Loans		1,222	1,361
Foreign | Other commercial | Watchlist
Credit ratings of commercial loans
Commercial Loans		284	575
Foreign | Other commercial | Substandard
Credit ratings of commercial loans
Commercial Loans		799	525
Foreign | Other commercial | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		58	58
Ageing of loan portfolio
Loans		58	58
Foreign | Other commercial | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		727	674
Ageing of loan portfolio
Loans		727	674
Foreign | Other commercial | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		785	732
Ageing of loan portfolio
Loans		785	732
Foreign | Other commercial | Current loans
Loans: Concentration Of Credit Risk
Loans	[2]	1,520	1,729
Ageing of loan portfolio
Loans	[2]	1,520	1,729
Foreign | Other commercial | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Foreign | Other commercial | Total
Loans: Concentration Of Credit Risk
Loans		2,305	2,461
Ageing of loan portfolio
Loans		2,305	2,461
Foreign | Other commercial | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		7	1
Ageing of loan portfolio
Loans		7	1
Foreign | Other commercial | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		795	807
Ageing of loan portfolio
Loans		795	807
Foreign | Total commercial
Loans: Concentration Of Credit Risk
Loans		2,542	2,678
Ageing of loan portfolio
Loans		2,542	2,678
Credit ratings of commercial loans
Commercial Loans		2,542	2,678
Foreign | Total commercial | Satisfactory
Credit ratings of commercial loans
Commercial Loans		1,403	1,514
Foreign | Total commercial | Watchlist
Credit ratings of commercial loans
Commercial Loans		305	598
Foreign | Total commercial | Substandard
Credit ratings of commercial loans
Commercial Loans		834	566
Foreign | Residential mortgages
Loans: Concentration Of Credit Risk
Loans		1,054	1,070
Ageing of loan portfolio
Loans		1,054	1,070
Foreign | Residential mortgages | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		50	54
Ageing of loan portfolio
Loans		50	54
Foreign | Residential mortgages | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		89	89
Ageing of loan portfolio
Loans		89	89
Foreign | Residential mortgages | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		139	143
Ageing of loan portfolio
Loans		139	143
Foreign | Residential mortgages | Current loans
Loans: Concentration Of Credit Risk
Loans	[2]	915	927
Ageing of loan portfolio
Loans	[2]	915	927
Foreign | Residential mortgages | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Foreign | Residential mortgages | Total
Loans: Concentration Of Credit Risk
Loans		1,054	1,070
Ageing of loan portfolio
Loans		1,054	1,070
Foreign | Residential mortgages | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Foreign | Residential mortgages | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		106	111
Ageing of loan portfolio
Loans		106	111
Foreign | Credit card
Loans: Concentration Of Credit Risk
Loans		86	83
Ageing of loan portfolio
Loans		86	83
Foreign | Credit card | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		1	1
Ageing of loan portfolio
Loans		1	1
Foreign | Credit card | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		8	8
Ageing of loan portfolio
Loans		8	8
Foreign | Credit card | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		9	9
Ageing of loan portfolio
Loans		9	9
Foreign | Credit card | Current loans
Loans: Concentration Of Credit Risk
Loans	[2]	77	74
Ageing of loan portfolio
Loans	[2]	77	74
Foreign | Credit card | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Foreign | Credit card | Total
Loans: Concentration Of Credit Risk
Loans		86	83
Ageing of loan portfolio
Loans		86	83
Foreign | Credit card | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Foreign | Credit card | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		8	8
Ageing of loan portfolio
Loans		8	8
Foreign | Auto financing
Loans: Concentration Of Credit Risk
Loans		2	4
Ageing of loan portfolio
Loans		2	4
Foreign | Other consumer
Loans: Concentration Of Credit Risk
Loans		906	896
Ageing of loan portfolio
Loans		906	896
Foreign | Other consumer | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		25	27
Ageing of loan portfolio
Loans		25	27
Foreign | Other consumer | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		89	119
Ageing of loan portfolio
Loans		89	119
Foreign | Other consumer | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		114	146
Ageing of loan portfolio
Loans		114	146
Foreign | Other consumer | Current loans
Loans: Concentration Of Credit Risk
Loans	[2]	794	754
Ageing of loan portfolio
Loans	[2]	794	754
Foreign | Other consumer | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Foreign | Other consumer | Total
Loans: Concentration Of Credit Risk
Loans		908	900
Ageing of loan portfolio
Loans		908	900
Foreign | Other consumer | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		1	1
Ageing of loan portfolio
Loans		1	1
Foreign | Other consumer | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		93	124
Ageing of loan portfolio
Loans		93	124
Foreign | Total consumer
Loans: Concentration Of Credit Risk
Loans		2,048	2,053
Ageing of loan portfolio
Loans		2,048	2,053
Foreign | Total consumer | Total commercial
Loans: Concentration Of Credit Risk
Loans		4,590	4,731
Ageing of loan portfolio
Loans		4,590	4,731
Total
Loans: Concentration Of Credit Risk
Unearned income		(75)	(87)
Loans, net of unearned income		49,800	52,219
Less: Allowance for loan losses		(10,401)	(11,298)
Net Loans		39,399	40,921
Total | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		1,348	1,869
Ageing of loan portfolio
Loans		1,348	1,869
Total | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		14,720	15,988
Ageing of loan portfolio
Loans		14,720	15,988
Total | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		16,068	17,857
Ageing of loan portfolio
Loans		16,068	17,857
Total | Current loans
Loans: Concentration Of Credit Risk
Loans	[2]	33,807	34,449
Ageing of loan portfolio
Loans	[2]	33,807	34,449
Total | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Total | Total
Loans: Concentration Of Credit Risk
Loans		49,875	52,306
Ageing of loan portfolio
Loans		49,875	52,306
Total | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		158	245
Ageing of loan portfolio
Loans		158	245
Total | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		20,332	20,749
Ageing of loan portfolio
Loans		20,332	20,749
Total | Industry and mining
Loans: Concentration Of Credit Risk
Loans		5,360	6,005
Ageing of loan portfolio
Loans		5,360	6,005
Total | Small scale industry
Loans: Concentration Of Credit Risk
Loans		1,844	1,915
Ageing of loan portfolio
Loans		1,844	1,915
Credit ratings of commercial loans
Commercial Loans		3,888	4,074
Total | Trade
Loans: Concentration Of Credit Risk
Loans		8,025	8,190
Ageing of loan portfolio
Loans		8,025	8,190
Total | Construction
Loans: Concentration Of Credit Risk
Loans		1,558	1,705
Ageing of loan portfolio
Loans		1,558	1,705
Total | Tourism
Loans: Concentration Of Credit Risk
Loans		881	519
Ageing of loan portfolio
Loans		881	519
Total | Shiping and transportation
Loans: Concentration Of Credit Risk
Loans		2,664	2,736
Ageing of loan portfolio
Loans		2,664	2,736
Total | Commercial mortgages
Loans: Concentration Of Credit Risk
Loans		919	935
Ageing of loan portfolio
Loans		919	935
Total | Public sector
Loans: Concentration Of Credit Risk
Loans		5,108	5,311
Ageing of loan portfolio
Loans		5,108	5,311
Total | Other commercial
Loans: Concentration Of Credit Risk
Loans		846	870
Ageing of loan portfolio
Loans		846	870
Credit ratings of commercial loans
Commercial Loans		23,317	24,112
Total | Total commercial
Loans: Concentration Of Credit Risk
Loans		27,205	28,186
Ageing of loan portfolio
Loans		27,205	28,186
Credit ratings of commercial loans
Commercial Loans		27,205	28,186
Total | Residential mortgages
Loans: Concentration Of Credit Risk
Loans		17,005	17,734
Ageing of loan portfolio
Loans		17,005	17,734
Total | Credit card
Loans: Concentration Of Credit Risk
Loans		1,039	1,327
Ageing of loan portfolio
Loans		1,039	1,327
Total | Auto financing
Loans: Concentration Of Credit Risk
Loans		52	68
Ageing of loan portfolio
Loans		52	68
Total | Other consumer
Loans: Concentration Of Credit Risk
Loans		4,574	4,991
Ageing of loan portfolio
Loans		4,574	4,991
Total | Total consumer
Loans: Concentration Of Credit Risk
Loans		22,670	24,120
Ageing of loan portfolio
Loans		22,670	24,120
Total | Total consumer | Total commercial
Loans: Concentration Of Credit Risk
Loans		49,875	52,306
Ageing of loan portfolio
Loans		€ 49,875	€ 52,306

[1]	Please see Note 43 for information regarding the restatement
[2]	(1) loans less than 30 days past due are included in current loans